The live animals are represented by poultry and pork and segregated into consumables and animals for production. The rollforward of the biological assets are presented below: (Details) - BRL (R$)
R$ in Thousands
		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Current biological assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance		R$ 2,129,010	R$ 1,603,039
Additions/Transfer		23,558,584	16,814,078
Changes in fair value	[1]	3,140,367	2,427,416
Harvest
Write-off
Transfer between current and non-current		215,257	148,738
Transfer to assets held for sale
Transfer to inventories		(26,098,509)	(18,865,818)
Exchange variation		(44,788)	1,557
Ending balance		2,899,921	2,129,010
Current biological assets [member] | Live Animals [Member] | Poultry [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		868,428	615,685
Additions/Transfer		14,078,311	9,705,994
Changes in fair value	[1]	2,628,793	2,059,397
Harvest
Write-off
Transfer between current and non-current		91,890	57,164
Transfer to assets held for sale
Transfer to inventories		(16,469,201)	(11,571,369)
Exchange variation		(44,788)	1,557
Ending balance		1,153,433	868,428
Current biological assets [member] | Live Animals [Member] | Pork [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,260,582	987,354
Additions/Transfer		9,480,273	7,108,084
Changes in fair value	[1]	511,574	368,019
Harvest
Write-off
Transfer between current and non-current		123,367	91,574
Transfer to assets held for sale
Transfer to inventories		(9,629,308)	(7,294,449)
Exchange variation
Ending balance		1,746,488	1,260,582
Non-current biological assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,221,749	1,081,025
Additions/Transfer		595,421	473,057
Changes in fair value	[1]	(95,590)	(110,634)
Harvest		(57,818)	(59,586)
Write-off		(3,957)	(5,099)
Transfer between current and non-current		(215,257)	(148,738)
Transfer to assets held for sale			(10,060)
Transfer to inventories
Exchange variation		(30,066)	1,784
Ending balance		1,414,482	1,221,749
Non-current biological assets [member] | Live Animals [Member] | Poultry [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		472,053	414,668
Additions/Transfer		97,765	71,494
Changes in fair value	[1]	105,385	51,660
Harvest
Write-off
Transfer between current and non-current		(91,890)	(57,164)
Transfer to assets held for sale			(10,389)
Transfer to inventories
Exchange variation		(30,066)	1,784
Ending balance		553,247	472,053
Non-current biological assets [member] | Live Animals [Member] | Pork [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		425,252	337,804
Additions/Transfer		455,831	363,027
Changes in fair value	[1]	(217,418)	(184,005)
Harvest
Write-off
Transfer between current and non-current		(123,367)	(91,574)
Transfer to assets held for sale
Transfer to inventories
Exchange variation
Ending balance		540,298	425,252
Non-current biological assets [member] | Forests [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		324,444	328,553
Additions/Transfer		41,825	38,536
Changes in fair value	[1]	16,443	21,711
Harvest		(57,818)	(59,586)
Write-off		(3,957)	(5,099)
Transfer between current and non-current
Transfer to assets held for sale			329
Transfer to inventories
Exchange variation
Ending balance		R$ 320,937	R$ 324,444

[1]	The change in the fair value of biological assets includes depreciation of breeders and depletion of forests in the amount of R$1,030,491 (R$876,976 on December 31, 2020).